Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $1.00 par value per share
Amount Registered | shares	189,584
Proposed Maximum Offering Price per Unit	118.09
Maximum Aggregate Offering Price	$ 22,387,974.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,091.78
Offering Note	1.a Represents the maximum number of shares of Hawthorn Bancshares, Inc. ("HBI") common stock, par value $1.00 per share ("HBI common stock") to be issuable upon completion of the merger described herein. This number is based on the number in the Agreement and Plan of Reorganization by and among HBI, Hawthorn Holdco, Inc. and FSC Bancshares, Inc ("FBI"). 1.b Pursuant to Rules 457(c) and 457(f) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is the product of: (A) 189,584 (the maximum possible number of shares of FBI common stock which may be cancelled and exchanged in the merger), and (B) $118.09 (the book value of FBI common stock as of March 31, 2026, the latest practicable date prior to the date of the filing of this registration statement). 1.c Computed in accordance with Rule 457(f) under the Securities Act to be $3,091.78, which is equal to 0.00013810 multiplied by the proposed maximum aggregate offering price of $22,387,974.56.